Overlay Shares Small Cap Equity ETF
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.4%
Exchange Traded Funds - 99.4%
iShares Core S&P Small-Cap ETF (a)(b)	191,671	$12,677,120
TOTAL EXCHANGE TRADED FUNDS (Cost $15,267,878)		12,677,120

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 0.09% (c)	10,814	10,814
TOTAL MONEY MARKET FUNDS (Cost $10,814)		10,814

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
S&P 500 Index
Expiration: June 2020, Exercise Price: $2,815 (f)	10	1,900	$3,044,310
Expiration: June 2020, Exercise Price: $2,820 (f)	10	675	3,044,310
TOTAL PURCHASED OPTIONS (Cost $8,786)		2,575

Total Investments (Cost $15,287,478) - 99.5%		12,690,509
Other assets and liabilities, net - 0.5%		63,905
TOTAL NET ASSETS - 100.0%		$12,754,414

Percentages are stated as a percent of net assets.

(a) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the   financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b) All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $7,786,265.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Each contract is equivalent to 100 shares of underlying security.
(e) Less than 0.1%
(f) Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Small Cap Equity ETF
Schedule of Written Options
May 31, 2020 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.1)%
WRITTEN PUT OPTIONS - (0.1)%
S&P 500 Index
Expiration: June 2020, Exercise Price: $2,905	10	$5,500	$3,044,310
Expiration: June 2020, Exercise Price: $2,910	10	2,575	3,044,310
TOTAL WRITTEN OPTIONS (Premiums Received $22,369)		$8,075

Percentages are stated as a percent of net assets.

(a) Each contract is equivalent to 100 shares of underlying security.